Variable Interest Entities (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets		$ 316,233		$ 316,233		$ 354,875	$ 368,501
Loss on financial instruments, net (related party of $(552) and $(67,457))		211	$ (179)	166	$ (1,362)	(2,242)	(104,521)
Put Option [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Loss on financial instruments, net (related party of $(552) and $(67,457))	$ 700						(3,023)
Beneficient [Member] | Put Option [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Loss on financial instruments, net (related party of $(552) and $(67,457))							2,000
Variable Interest Entity, Not Primary Beneficiary [Member] | CT Risk Management LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets
Variable Interest Entity, Primary Beneficiary [Member] | CT Risk Management LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets
Loss on financial instruments, net (related party of $(552) and $(67,457))							$ 3,000